Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the rules and regulations of the Securities and Exchange Commission. In the opinion of management, the unaudited consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position as of March 31, 2021 and the results of operations and cash flows for the nine months ended March 31, 2021 and 2020. The financial data and other information disclosed in these notes to the interim financial statements related to these periods are unaudited. The results for the nine months ended March 31, 2021 are not necessarily indicative of the results to be expected for the entire year ending June 30, 2021 or for any subsequent periods. The consolidated balance sheet at June 30, 2020 has been derived from the audited consolidated financial statements at that date.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to the Securities and Exchange Commission’s rules and regulations.

These unaudited consolidated financial statements should be read in conjunction with our audited consolidated financial statements and notes thereto for the year ended June 30, 2020.

Principles of Consolidation

The accompanying consolidated financial statements include the balances of Glimpse and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Accounting Estimates

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the accompanying consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The principal estimates relate to the valuation of allowance for doubtful accounts, common stock, stock options and cost of goods sold.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and deposits in bank checking accounts or money market funds with immediate access.

Revenue Recognition

Nature of Revenues

The Company reports its revenues in two categories:

●	Software Services: Virtual and Augmented Reality projects, solutions and consulting services.

●	Software License and Software-as-a-Service (“SaaS”): Virtual and Augmented Reality software that is sold either as a license or as a SaaS subscription.

The Company adopted the new accounting standard, ASC 606, Revenue from Contracts with Customers, (“ASC 606”) beginning on July 1, 2020 using the modified retrospective method for all open contracts and related amendments. The adoption did not result in an adjustment to the accumulated deficit as of June 30, 2020. The comparative information was not restated and continued to be reported under the accounting standards in effect for those periods. The adoption of ASC 606 did not have a material impact on reported sales to customers and net earnings (losses).

The Company applies the following steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

●	identify the contract with a customer;
●	identify the performance obligations in the contract;
●	determine the transaction price;

●	allocate the transaction price to performance obligations in the contract;
●	recognize revenue as the performance obligation is satisfied;
●	collection is reasonably assured

Revenue is recognized when the Company satisfies its performance obligation under the contract by transferring the promised product to its customer that obtains control of the product and collection is reasonably assured. A performance obligation is a promise in a contract to transfer a distinct product to a customer. Most of the Company’s contracts have a single performance obligation, as the promise to transfer products or services is not separately identifiable from other promises in the contract and, therefore, not distinct.

Any unrecognized portion of revenue and any corresponding unrecognized expenses are presented as deferred revenue and deferred costs, respectively, in the accompanying consolidated balance sheet. Deferred costs include cash and equity based payroll costs, and may include payments to vendors.

Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products or providing services. As such, revenue is recorded net of returns, allowances, customer discounts, and incentives. Sales taxes and other taxes are excluded from revenues.

Significant Judgments

Our contracts with customers often include promises to transfer multiple products/services. Determining whether products/services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Further, judgment may be required to determine the standalone selling price for each distinct performance obligation.

Disaggregation of Revenue

The Company generated revenue for the nine months ended March 31, 2021 and 2020 by delivering: (i) Software Services, consisting primarily of VR/AR software projects, solutions and consulting services, and (ii) Software Services, consisting primarily of VR and AR software licenses or SaaS. The Company currently generates its revenues primarily from customers in the United States.

Revenue for Software Services projects and solutions is recognized at the point of time in which the customer obtains control of the project, customer accepts delivery and confirms completion of the project.

Revenue for Software Services consulting services and website maintenance is recognized at the point of time in which the Company performs the services, typically on a monthly retainer basis.

Revenue for Software License and SaaS is recognized at the point of time in which the Company delivers the software and customer accepts delivery. If there are contractually stated ongoing service obligations to be performed during the term of the Software License or SaaS contract, then revenues are recognized ratably over the term of the contract.

As detailed in the Company’s Consolidated Statement of Operations, the following is a disaggregation of the Company’s revenue by major source for the nine months ended March 31, 2021 and 2020, respectively:

	For the Nine Months Ended March 31,
	2021	2020
Software Services	$2,126,025	$1,260,153
Software License and Software as a Service	308,526	143,603
Total	$2,434,551	$1,403,756

Timing of Revenue

As the Company began adopting ASC 606 in July 2020, the timing of revenue recognition for periods prior to the adoption is not required:

Nine Months Ended March 31, 2021
Products transferred at a point in time	$2,081,496
Products and services transferred over time	353,055
Total	$2,434,551

Remaining Performance Obligations

Timing of revenue recognition may differ from the timing of invoicing to customers. The Company records a receivable when revenue is recognized prior to invoicing, or deferred revenue when revenue is recognized subsequent to invoicing.

For Software Services project contracts, the Company generally invoices customers after the project has been delivered and accepted by the customer. Software Service project contracts typically consist of designing and programming software for the customer. In most cases, there is only one performance obligation, and revenue is recognized upon completion, delivery and customer acceptance. In certain instances one contract may include multiple distinct projects that can each be implemented and operated independently of subsequent projects in the contract. In such cases, the Company accounts for these distinct projects as separate performance obligations and recognizes revenue upon the completion of each project or obligation, its delivery and customer acceptance.

For Software Services consulting or retainer contracts, the Company generally invoices customers monthly at the beginning of each month in advance for services to be performed in the following month. The sole performance obligation is satisfied when the services are performed. Software Services consulting or retainer contracts typically consist of ongoing support for a customer’s software or specified business practices.

For Software License or SaaS contracts, the Company generally invoices customers when the software has been delivered to and accepted by the customer, which is also when the performance obligation is satisfied.

For multi-period Software License or SaaS contracts, the Company generally invoices customers annually at the beginning of each annual coverage period. Software License or SaaS contracts consist of providing clients with software designed by the Company. For Software License or SaaS contracts, there are generally no ongoing support obligations unless specified in the contract (becoming a Software Service).

Deferred revenue is comprised mainly of software project contract performance obligations not completed.

Unfulfilled performance obligations represent amounts expected to be earned by the Company on executed contracts. As of March 31, 2021, the Company had approximately $1.06 million in unfulfilled performance obligations.

Accounts Receivable

Accounts receivable consists primarily of amounts due from customers under normal trade terms. Allowances for uncollectible accounts are provided for based upon a variety of factors, including historical amounts written-off, an evaluation of current economic conditions, and assessment of customer collectability. As of March 31, 2021 and June 30, 2020 no allowance for doubtful accounts was recorded as all amounts were considered collectible.

Customer Concentration and Credit Risk

Two customers accounted for approximately 48% (32% and 16%, respectively) of the Company’s total gross revenues during the nine months ended March 31, 2021. Two different customers accounted for approximately 26% (16% and 10%, respectively) of the Company’s total gross revenues during the nine months ended March 31, 2020. No other customers exceeded 10% of gross revenues during either of the nine months ended March 31, 2021 or 2020.

The Company believes that it will reduce the customer concentration risks by engaging new customers and increasing activity of other existing customers.

The Company maintains cash in accounts that, at times, may be in excess of the Federal Deposit Insurance Corporation limit. The Company has not experienced any losses on such accounts.

Equipment, net

Equipment is stated at cost less accumulated depreciation (see Note 4). Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The costs of improvements and betterments are capitalized and expenditures for repairs and maintenance are expensed in the period incurred.

The Company assesses the recoverability of equipment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. There was no impairment of equipment for the periods presented.

Employee Stock-Based Compensation

The Company recognizes stock-based compensation expense related to grants to employees or service providers based on grant date fair values of common stock or the stock options, which are amortized over the requisite period, as well as forfeitures as they occur.

The Company values the options using the Black-Scholes Merton (“Black Scholes”) method utilizing various inputs such as expected term, expected volatility and the risk-free rate. The expected term reflects the application of the simplified method, which is the weighted average of the contractual term of the grant and the vesting period for each tranche. Expected volatility is derived from a weighted average of volatility inputs for comparable software and technology service companies. The risk-free rate is based on the implied yield of U.S. Treasury notes as of the grant date with a remaining term approximately equal to the expected life of the award.

Research and Development Costs

Research and development expenses are expensed as incurred, and include payroll, employee benefits and stock-based compensation expense. Research and development expenses also include third-party development and programming costs. Given the emerging industry and uncertain market environment the Company operates in, research and development costs are not capitalized.

Income Taxes

The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax effects attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and operating loss and tax credit carryforwards. The Company establishes a valuation allowance if it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of objective verifiable evidence. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, Income Taxes, or ASC 740, also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in material changes to its financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest for the nine months ended March 31, 2021 and 2020. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Goodwill

The Company reviews goodwill for impairment annually or more frequently if current circumstances or events indicate that the fair value may be less than its carrying value. There was no goodwill impairment for the nine months ended March 31, 2021 and 2020.

During the fiscal year ended June 30, 2020, the Company changed its method of accounting for goodwill from the private company method which had allowed for the amortization of goodwill on a straight-line basis over a 10 year period, and required impairment testing if there was a triggering event, as defined, to the method of not amortizing goodwill and testing goodwill for impairment on an annual basis. The Company changed its method of accounting because we have filed with a regulatory agency in preparation for a potential sale of equity securities on a public stock exchange. As a public entity, GAAP does not allow for the amortization of goodwill.

Earnings Per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential shares of common stock outstanding during the period using the treasury stock method. Dilutive potential common shares include the issuance of potential shares of common stock for outstanding stock options and convertible debt.

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, such as accounts receivable, accounts payable and accrued liabilities approximate fair value due to the short-term nature of these instruments. The Company’s convertible debt approximates fair value due to its short-term nature and market rate of interest.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements.

Principles of Consolidation

The accompanying consolidated financial statements include the balances of Glimpse and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Accounting Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the accompanying consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The principal estimates relate to the valuation of allowance for doubtful accounts, common stock, stock options and cost of goods sold.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and deposits in bank checking accounts or money market funds with immediate access.

Revenue Recognition

Software Service Revenue

The Company generates software related revenues from services performed for: Virtual and Augmented Reality projects, consulting retainers, and ongoing website maintenance and support.

Software service revenue generated from Virtual and Augmented Reality projects is recognized after delivery of the project has occurred, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, and collection is reasonably assured. Any unrecognized portion of project revenue and any corresponding unrecognized expenses are presented as deferred revenue and deferred costs, respectively, in the accompanying consolidated balance sheets. Deferred costs include cash and equity based payroll costs, and may include payments to vendors.

Software service revenue generated from consulting retainers is typically billed in advance for services performed and is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, services have been performed, and collection is reasonably assured.

Software service revenue generated from ongoing website maintenance and support services is typically billed in arrears for services performed and is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, and collection is reasonably assured.

Software License and Software as a Service Revenue

The Company derives revenue from software as-a-service subscriptions and software licenses. Upon delivery of the software to customers, revenue is recognized ratably over the term of the contract or arrangement. The unrecognized portion of this revenue and any corresponding unrecognized expenses are presented as deferred revenue and deferred costs, respectively, in the accompanying consolidated balance sheets.

Accounts Receivable

Accounts receivable consists primarily of amounts due from customers under normal trade terms. Allowances for uncollectible accounts are provided for based upon a variety of factors, including historical amounts written-off, an evaluation of current economic conditions, and assessment of customer collectability. As of June 30, 2020 and 2019, no allowance for doubtful accounts was recorded as all amounts were considered collectible.

Customer Concentration and Credit Risk

One customer accounted for approximately 12% of the Company’s total gross revenues during the year ended June 30, 2020 and a different customer accounted for approximately 19% of the Company’s total gross revenues during the year ended June 30, 2019. No other customers exceeded 10% of gross revenues during either of the years ended June 30, 2020 or 2019.

The Company believes that it will continue to reduce the customer concentration risks by engaging new customers and increasing activity of other existing customers.

The Company maintains cash in accounts that, at times, may be in excess of the Federal Deposit Insurance Corporation limit. The Company has not experienced any losses on such accounts.

Equipment, net

Equipment is stated at cost less accumulated depreciation (see Note 4). Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The costs of improvements and betterments are capitalized and expenditures for repairs and maintenance are expensed in the period incurred.

The Company assesses the recoverability of equipment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. There was no impairment of equipment for the periods presented.

Employee Stock-Based Compensation

The Company recognizes stock-based compensation expense related to grants to employees or service providers based on grant date fair values of common stock or the stock options, which are amortized over the requisite period, as well as forfeitures as they occur.

The Company values the options using the Black-Scholes Merton (“Black Scholes”) method utilizing various inputs such as expected term, expected volatility and the risk-free rate. The expected term reflects the application of the simplified method, which is the weighted average of the contractual term of the grant and the vesting period for each tranche. Expected volatility is derived from a weighted average of volatility inputs for comparable software and technology service companies. The risk-free rate is based on the implied yield of U.S. Treasury notes as of the grant date with a remaining term approximately equal to the expected life of the award.

Research and Development Costs

Research and development expenses are expensed as incurred, and include payroll, employee benefits and stock-based compensation expense. Research and development expenses also include third-party development and programming costs. Given the emerging industry and uncertain market environment the Company operates in, research and development costs are not capitalized.

Income Taxes

The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax effects attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and operating loss and tax credit carryforwards. The Company establishes a valuation allowance if it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of objective verifiable evidence. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, Income Taxes, or ASC 740, also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in material changes to its financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest for the years ended June 30, 2020 and 2019. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Goodwill

The Company reviews goodwill for impairment annually or more frequently if current circumstances or events indicate that the fair value may be less than its carrying value. The Company recorded a goodwill impairment during the fiscal year ended June 30, 2020 (see Note 8). There was no goodwill impairment for the year ended June 30, 2019.

During the fiscal year ended June 30, 2020, the Company changed its method of accounting for goodwill from the private company method which had allowed for the amortization of goodwill on a straight-line basis over a 10 year period, and required impairment testing if there was a triggering event, as defined, to the method of not amortizing goodwill and testing goodwill for impairment on an annual basis. The Company changed its method of accounting because it is preparing to file with a regulatory agency in preparation for a potential sale of equity securities on a public stock exchange. The effect of the change was to decrease amortization expense by $13,975 and net loss from continuing operations before interest income and expense and net loss for the year ended June 30, 2019 by $13,975 ($.00 per share). Accumulated deficit has been decreased accordingly in the amount of $3,493 as of July 1, 2018 for the effect of retroactive application of the new method.

Earnings Per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential shares of common stock outstanding during the period using the treasury stock method. Dilutive potential common shares include the issuance of shares of common stock for outstanding stock options and convertible debt.

Reclassification

Certain accounts in the prior year financial statement have been reclassified for comparative purposes to conform with the presentation in the current year financial statement.

Recently Issued Pronouncements

Financial Instruments – Credit Losses

In June 2016, the FASB issued a new standard to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates (Accounting Standards Codification – “ASC” 326). The Company will be required to use a forward-looking expected credit loss model for accounts receivable, loans, and other financial instruments. Credit losses relating to available-for-sale debt securities, if any, will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. In anticipation of becoming an emerging growth company, as defined by the Securities and Exchange Commission (“SEC”), the Company does not expect to adopt this standard prior to July 1, 2023.

Revenue from Contracts with Customers

In May 2014, the FASB issued a new standard related to revenue recognition (ASC 606). Under this standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard will be effective for the Company beginning on July 1, 2020. The Company is currently evaluating the impact of this standard on it consolidated financial statements, including accounting policies, processes, and systems.